Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Costs Incurred in Oil and Natural Gas Producing Activities) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Extractive Industries [Abstract]
Property acquisition costs		$ 146,261	$ 83,405,404
Exploration costs	$ 21,049	898,818	2,013,231
Development costs	5,075,710	24,931,571	34,219,072
Total cost incurred	$ 5,096,759	$ 25,976,650	$ 119,637,707